TAXES (Tables)	6 Months Ended
Jun. 27, 2025
Income taxes paid (refund) [abstract]
Disclosure of income tax expense
The following table summarises the major components of income tax expense for the periods presented:

	27 June 2025	28 June 2024
	€ million	€ million
Current income tax:
Current income tax charge	303	289
Adjustment in respect of current income tax from prior periods	(1)	(47)
Total current tax	302	242
Deferred tax:
Relating to the origination and reversal of temporary differences	22	(12)
Adjustment in respect of deferred income tax from prior periods	1	—
Relating to changes in tax rates or the imposition of new taxes	(2)	4
Total deferred tax	21	(8)
Income tax charge per the consolidated income statement	323	234